Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 4 – PREMISES AND EQUIPMENT

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2012	2011
Land and improvements	$1,489	$1,489
Buildings and improvements	9,422	9,422
Furniture and equipment	6,763	6,272
Leashold improvements	260	260

	17,934	17,443
Accumulated depreciation	9,459	8,930

Premises and equipment, net	$8,475	$8,513

The Bank leases certain office locations. Total rental expense under these leases approximated $298 thousand, $187 thousand, and $142 thousand in 2012, 2011 and 2010, respectively. Depreciation expense amounted to $567 thousand, $530 thousand and $527 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum lease payments at December 31, 2012 were as follows:

(Dollars in thousands)
2013	$299
2014	299
2015	294
2016	172
2017	32

Total	$1,096